Income Taxes - Summary of Earning Before Income Taxes (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019
Disclosure Of Reconciliation Of Effective Tax Rate [Abstract]
Income (loss) before income taxes	$ 1,443	$ (2,451)	$ (9,575)
Income tax expense (recovery) at statutory rate	390	(662)	(2,532)
Difference from higher statutory tax rates on earnings of foreign subsidiaries	(74)	822	1,749
Losses expired	(305)	742	1,426
Permanent Difference		60	1,550
Effect of Mexican mining royalty tax (SMD) on deferred income tax liabilities	(54)	(473)
Recognition of previously unrecognized non-capital loss carry forward and other deductible tax benefits	(1,406)	689	36
Income tax (recovery) expense	$ (1,449)	$ 1,178	$ 2,229